REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,280	$ 180	¥ 1,366
Long-term contract liabilities	822	$ 116	785
Total contract liabilities	¥ 2,102		¥ 2,151